Property, Plant and Equipment (Summary of Depreciation of Property Plant and Equipment) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation, property, plant and equipment	$ 1,320	$ 1,287
Freight Transportation and Distribution [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation, property, plant and equipment	148	133
Cost of Goods Sold [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation, property, plant and equipment	1,024	1,052
Selling Expenses [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation, property, plant and equipment	424	416
General And Administrative Expense1 [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation, property, plant and equipment	42	36
Depreciation Expense Included in Income Statement [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation, property, plant and equipment	1,638	1,637
Inventory [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation, property, plant and equipment	$ 151	$ 112